RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accrued restructuring costs by type of cost and initiative
Prepaid severance and other restructuring costs	$ 49
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period		$ 138	$ 113	$ 105
Adjustment to Pigments & Additives opening balance sheet liabilities		1	1
Reversal of reserves no longer required		(13)	(5)	(26)
Net activity of discontinued operations			(2)	(3)
Foreign currency effect on liability balance		(9)	(10)	2
Accrued liabilities at the end of the period	168	168	138	113
2012 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges				121
Restructuring payments				(104)
2013 initiatives
Accrued restructuring costs rollforward
Restructuring charges				36
Restructuring payments				(18)
2013 and prior initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period		75
Restructuring charges			65
Restructuring payments			(86)
Accrued liabilities at the end of the period	68	68	75
2014 initiatives
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period		63
Restructuring charges			64
Restructuring payments			(2)
Accrued liabilities at the end of the period	75	75	63
2014 initiatives and prior
Accrued restructuring costs rollforward
Restructuring charges		133
Restructuring payments		(114)
2015 initiatives
Accrued restructuring costs rollforward
Restructuring charges		67
Restructuring payments		(35)
Accrued liabilities at the end of the period	25	25
Workforce reductions
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period		87	52	90
Adjustment to Pigments & Additives opening balance sheet liabilities		1	1
Reversal of reserves no longer required		(7)	(4)	(22)
Foreign currency effect on liability balance		(7)	(4)
Accrued liabilities at the end of the period	109	$ 109	87	52
Number of positions terminated | item		1,057
Number of positions not terminated | item		972
Workforce reductions | 2012 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges				32
Restructuring payments				(66)
Workforce reductions | 2013 initiatives
Accrued restructuring costs rollforward
Restructuring charges				28
Restructuring payments				(10)
Workforce reductions | 2013 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges			37
Restructuring payments			(58)
Workforce reductions | 2014 initiatives
Accrued restructuring costs rollforward
Restructuring charges			64
Restructuring payments			(1)
Workforce reductions | 2014 initiatives and prior
Accrued restructuring costs rollforward
Restructuring charges		$ 71
Restructuring payments		(68)
Workforce reductions | 2015 initiatives
Accrued restructuring costs rollforward
Restructuring charges		58
Restructuring payments		(26)
Demolition and decommissioning
Accrued restructuring costs rollforward
Accrued liabilities at the end of the period	16	16
Demolition and decommissioning | 2012 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges				16
Restructuring payments				(16)
Demolition and decommissioning | 2013 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges			7
Restructuring payments			(7)
Demolition and decommissioning | 2014 initiatives and prior
Accrued restructuring costs rollforward
Restructuring charges		24
Restructuring payments		(8)
Demolition and decommissioning | 2015 initiatives
Accrued restructuring costs rollforward
Restructuring charges		1
Restructuring payments		(1)
Non-cancelable lease costs
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period		48	60	15
Reversal of reserves no longer required		(6)		(4)
Net activity of discontinued operations			(2)	(3)
Foreign currency effect on liability balance		(2)	(6)	2
Accrued liabilities at the end of the period	38	38	48	60
Non-cancelable lease costs | 2012 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges				53
Restructuring payments				(3)
Non-cancelable lease costs | 2013 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges			4
Restructuring payments			(8)
Non-cancelable lease costs | 2014 initiatives and prior
Accrued restructuring costs rollforward
Restructuring charges		15
Restructuring payments		(17)
Other restructuring costs
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period		3	1
Reversal of reserves no longer required			(1)
Accrued liabilities at the end of the period	$ 5	5	3	1
Other restructuring costs | 2012 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges				20
Restructuring payments				(19)
Other restructuring costs | 2013 initiatives
Accrued restructuring costs rollforward
Restructuring charges				8
Restructuring payments				$ (8)
Other restructuring costs | 2013 and prior initiatives
Accrued restructuring costs rollforward
Restructuring charges			17
Restructuring payments			(13)
Other restructuring costs | 2014 initiatives
Accrued restructuring costs rollforward
Restructuring payments			$ (1)
Other restructuring costs | 2014 initiatives and prior
Accrued restructuring costs rollforward
Restructuring charges		23
Restructuring payments		(21)
Other restructuring costs | 2015 initiatives
Accrued restructuring costs rollforward
Restructuring charges		8
Restructuring payments		$ (8)